Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment

NOTE 9 Premises and Equipment

A summary of premises and equipment at December 31 is as follows:

(Dollars in thousands)	2011	2010
Land	$1,978	2,070
Office buildings and improvements	8,637	9,199
Furniture and equipment	12,558	12,985

	23,173	24,254
Accumulated depreciation	(15,206)	(14,804)

	$7,967	9,450